SEGMENT INFORMATION (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [abstract]
Disclosure of geographical areas [text block]
For the year ended December 31, 2020
	Thousands of U.S. dollars
	EMEA	Americas	Brazil	Other and eliminations	Total Group
Sales to other companies	113,859	372,462	466,701	-	953,022
Sales to Telefónica Group	120,798	195,804	133,962	-	450,564
Sales to other group companies	5	13,772	8,732	(13,833)	8,676
Other operating income and expense	(219,313)	(529,440)	(531,181)	28,919	(1,251,015)
EBITDA	15,349	52,598	78,214	15,086	161,247
Depreciation and amortization	(12,551)	(44,856)	(63,220)	(293)	(120,920)
Operating profit	2,798	7,742	14,994	14,793	40,327
Net finance expense	(1,260)	(9,604)	(42,487)	(29,077)	(82,428)
Income tax	3,643	(8,076)	5,809	(6,155)	(4,779)
Profit/(loss) for the year	5,181	(9,938)	(21,684)	(20,439)	(46,880)
Capital expenditure	3,234	8,931	23,699	10	35,874
Intangible, Goodwill and PP&E	47,759	150,100	240,032	496	438,387
Allocated assets	400,010	545,587	539,222	(308,696)	1,176,123
Allocated liabilities	153,405	309,118	451,376	142,548	1,056,447

For the year ended December 31, 2019
	Thousands of U.S. dollars
	EMEA	Americas	Brazil	Other and eliminations	Total Group
Sales to other companies	98,545	387,272	598,297	-	1,084,114
Sales to Telefónica Group	134,241	245,909	226,989	-	607,139
Sales to other group companies	22	26,933	2,022	(12,944)	16,033
Other operating income and expense	(215,821)	(629,380)	(730,427)	21,769	(1,553,859)
EBITDA	16,987	30,734	96,881	8,825	153,427
Depreciation and amortization	(15,791)	(48,951)	(75,769)	(271)	(140,782)
Operating profit/(loss)	1,196	(18,217)	21,112	8,554	12,645
Net finance expense	(1,414)	(5,612)	(46,504)	(3,590)	(57,120)
Income tax	(21,960)	(2,048)	7,392	(19,602)	(36,218)
Loss for the year	(22,178)	(25,877)	(18,000)	(14,638)	(80,693)
Capital expenditure	3,312	22,370	40,570	-	66,252
Intangible, Goodwill and PP&E	48,712	186,111	342,954	623	578,400
Allocated assets	388,416	557,822	711,563	(353,190)	1,304,611
Allocated liabilities	139,834	294,227	577,009	86,521	1,097,591

For the year ended December 31, 2018
	Thousands of U.S. dollars
	EMEA	Americas	Brazil	Other and eliminations	Total Group
Sales to other companies	93,173	388,889	609,307	-	1,091,369
Sales to Telefónica Group	147,686	293,945	266,596	-	708,227
Sales to other group companies	-	25,910	1,756	(9,082)	18,584
Other operating income and expense	(228,591)	(652,531)	(794,148)	41,840	(1,633,430)
EBITDA	12,268	56,213	83,511	32,758	184,750
Depreciation and amortization	(9,733)	(34,683)	(50,376)	(453)	(95,245)
Operating profit	2,535	21,530	33,135	32,305	89,505
Net finance expense	(1,620)	(5,536)	(30,309)	(18,140)	(55,605)
Income tax	(893)	(2,054)	(1,422)	(9,045)	(13,414)
Profit for the year	22	13,940	1,404	5,120	20,486
Capital expenditure	6,192	41,466	42,226	1	89,885
Intangible, Goodwill and PP&E	42,766	195,369	251,520	476	490,131
Allocated assets	394,325	557,695	595,807	(334,474)	1,213,353
Allocated liabilities	122,784	254,150	437,200	59,126	873,260

Disclosure of major customers [text block]
	For the years ended December 31,
	2018	2019	2020
Country
Spain	240,859	232,697	234,662
Other and eliminations (*)	-	112	-
EMEA	240,859	232,809	234,662

Argentina	134,557	98,237	67,905
Chile	112,679	99,881	82,188
Colombia	71,219	72,609	70,970
El Salvador	14,260	16,933	17,507
United States	42,318	43,640	62,262
Guatemala	16,195	11,620	6,232
Mexico	177,595	179,835	161,492
Peru	136,266	116,202	85,375
Puerto Rico	9,439	12,278	16,689
Uruguay	2,866	2,314	2,298
Panama	4,095	3,683	3,615
Nicaragua	4,360	3,864	3,314
Costa Rica	7,431	7,493	8,022
Other and eliminations (*)	(24,536)	(8,475)	(5,831)
Americas	708,744	660,114	582,038
Brazil	875,903	825,286	600,663
Other and eliminations (*)	1,758	2,022	8,732
Brazil	877,661	827,308	609,395
Other and eliminations (*)	(9,084)	(12,945)	(13,833)
Total revenue	1,818,180	1,707,286	1,412,262

(*) Includes holding company level revenues and consolidation adjustments.